DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Summary of deposits

A summary of deposits at December 31, is as follows:

(In thousands)	2013	2012
Savings accounts	$68,924	$63,501
Time accounts	71,165	78,176
Time accounts of $100,000 or more	88,727	85,145
Money management accounts	13,337	14,441
MMDA accounts	83,867	73,519
Demand deposit interest-bearing	32,281	29,693
Demand deposit noninterest-bearing	48,171	43,913
Mortgage escrow funds	3,668	3,417
Total Deposits	$410,140	$391,805

Scheduled maturities of time deposits

At December 31, 2013, the scheduled maturities of time deposits are as follows:

(In thousands)
Year of Maturity:
2014	$118,732
2015	18,857
2016	4,981
2017	7,603
2018	3,521
Thereafter	6,198
Total	$159,892